Restricted Net Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Restricted Net Assets [Abstract]
Percentage of net after-tax income of Group's subsidiary and VIE required to be annually appropriated to the statutory general reserve fund	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Amounts restricted including paid in capital and statutory reserve funds	¥ 6,259	¥ 6,301	$ 989